CONDENSED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 213,335	$ 1,426,006
Prepaid expenses	43,464	367,169
Total current asset	256,799	1,793,175
Investment held in Trust Account	61,539,627	237,038,010
Total assets	61,796,426	238,831,185
Current liabilities:
Accounts payable and accrued expenses	3,733,633	1,001,990
Due to Sponsor	210,000	120,000
Franchise taxes payable	29,980	63,283
Income taxes payable	5,707	645,442
Excise tax payable	1,798,606	0
Promissory note - related party	1,025,000	0
Total current liabilities	6,802,926	1,830,715
Warrant liability	1,816,000	1,135,000
Marketing agreement	150,000	150,000
Deferred underwriting commissions	0	8,650,000
Total liabilities	8,768,926	11,765,715
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 5,702,791 and 23,000,000 shares at redemption value of $10.79 and 10.31 per share as of September 30, 2023 and December 31, 2022, respectively	61,539,627	237,020,680
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(8,512,702)	(9,955,785)
Total stockholders' deficit	(8,512,127)	(9,955,210)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 61,796,426	$ 238,831,185
Related Party [Member]
Current liabilities:
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Due to Sponsor	Due to Sponsor
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Promissory note - related party	Promissory note - related party
Class A Common Stock [Member]
Current liabilities:
Excise tax payable	$ 1,798,606
Class A common stock subject to possible redemption, 5,702,791 and 23,000,000 shares at redemption value of $10.79 and 10.31 per share as of September 30, 2023 and December 31, 2022, respectively	61,539,627	$ 237,020,680
Stockholders' Deficit:
Common stock - $0.0001 par value	0	0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock - $0.0001 par value	$ 575	$ 575